Earnings per share (Tables)	12 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)
The following table presents a reconciliation of net income amounts and the numbers of NHI shares of common stock used in the calculation of net income attributable to NHI shareholders per share in order to calculate basic and diluted earnings per share amounts for the years ended March 31, 2022, 2023 and 2024.

	Millions of yen except per share data presented in yen
	Year ended March 31
	2022	2023	2024
Basic—
Net income attributable to NHI shareholders	¥142,996	¥92,786	¥165,863

Weighted average number of NHI shares outstanding	3,063,524,091	3,006,744,201	3,017,128,412

Net income attributable to NHI shareholders per share	¥46.68	¥30.86	¥54.97

Diluted—
Net income attributable to NHI shareholders	¥142,861	¥92,606	¥165,701

Weighted average number of NHI shares outstanding	3,158,708,013	3,114,313,612	3,144,540,974

Net income attributable to NHI shareholders per share	¥45.23	¥29.74	¥52.69